COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2012
COMMITMENTS AND CONTINGENCIES [Abstract]
COMMITMENTS AND CONTINGENCIES
18.	COMMITMENTS AND CONTINGENCIES

a)	Operating lease commitments

The Group has operating lease agreements principally for staff quarters and for warehouse premises in the PRC. Such leases have remaining terms generally within 48 months, and are renewable upon negotiation. Rental expense was $820,175, $2,086,451 and $1,274,139 for the years ended December 31, 2010, 2011 and 2012, respectively.

Future minimum lease payments under non-cancelable operating lease agreements at December 31, 2012 were as follows:

Twelve-month period ending December 31,

2013	$574,689
2014	$326,554
2015	$105,004
2016	$28,637
2017	$28,637
Over 5 years	$88,299
$1,151,820

b)	Purchase commitments

	At December 31,
	2010	2011	2012
	$	$	$
Commitments to purchase
property, plant and equipment (1)	7,018,226	51,095,125	20,415,660
Commitments to purchase
silicon raw materials(2)	6,070,617	1,314,053,548	899,304,092
	13,088,843	1,365,148,673	919,719,752

(1)	Future payment required for purchase of property, plant and equipment are as follows:

Twelve-month period ending December 31,
2013	$16,544,896
2014	$2,616,328
2015	$1,237,375
2016	$17,061
Total	$20,415,660

(2)	As of December 31, 2012, the Group had entered into certain long-term silicon procurement contracts, under which the Group agreed to purchase silicon wafers in an aggregate quantity of approximately 986 million pieces over the next four years at the price determined monthly.

Based on the prevailing market as of December 31, 2012, future payments required under these long-term supply agreements are as follows:

Twelve-month period ending December 31,
2013	$196,328,195
2014	$233,710,127
2015	$234,632,885
2016	$234,632,885
Total	$899,304,092